Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of voluntary change in accounting policy
Changes to the presentation of the financial

statements
Effective from the second quarter of

2022, UBS AG has made

several changes to simplify the

presentation of the
income

statement

alongside

other

primary

financial

statements

and

disclosure

notes

and

to

align

them

with
management information.

In

particular,
Total

operating

income

has

been

renamed
Total

revenues

and

excludes
Credit loss expense / (release)
, which is now separately presented below
Total revenues
.

Disclosure of reclassification of financial assets [text block]
Reclassification of a portfolio from
Financial assets measured at fair

value through other
comprehensive

income to
Other financial assets measured at amortized

cost

Effective from 1 April 2022, UBS AG

has reclassified a portfolio of

financial assets from
Financial assets measured
at fair value through other comprehensive income

(FVOCI) with a fair value

of USD
6.9 bn (the Portfolio) to
Other
financial assets

measured at

amortized cost

in line with

the principles in

IFRS 9,
Financial Instruments
,

which require
a reclassification when an entity changes its

business model for managing financial assets.
The Portfolio’s cumulative fair value losses of USD 449 m pre-tax and USD 333 m post-tax, previously recognized in
Other comprehensive income
, have been removed from equity and adjusted against the value of the assets at the reclassification date, so that the Portfolio is measured as if the assets had always been classified at amortized cost,
with a value as of 1 April 2022 of USD 7.4
bn.

The reclassification had no effect on the income

statement.

The

reclassified

Portfolio

is

made

up

of

high-quality

liquid

assets,

primarily

US

government

treasuries

and

US
government agency mortgage-backed securities,

held and separately managed by UBS Bank

USA (BUSA).

The

accounting

reclassification

has

arisen

as

a

direct

result

of

the

transformation

of

UBS AG’s

Global

Wealth
Management Americas

business

that

has

significantly impacted

BUSA.

This

includes

initiatives

approved by

the
Group Executive

Board to significantly

grow and extend

the business,

as disclosed

on 1 February 2022

during UBS’s
fourth quarter 2021 earnings presentation, along with UBS’s decision to acquire

Wealthfront, an industry-leading
digital wealth

management provider. BUSA’s

deposit base

has grown

by more

than 100%

in the

last two

years,
generating substantial cash

balances, with a

number of new

products being launched,

including new deposit

types
that are longer in duration, additional lending

and a broader range of customer segments

targeted.
Following the

commencement of

these activities

and the

announcement made

in the

first quarter

of 2022,

the
Portfolio is

no longer

held in

a business

model to

collect the

contractual cash

flows and

sell the

assets, but

is instead
solely held to collect the contractual cash flows until the assets mature,

requiring a reclassification of the Portfolio
in line with IFRS 9

with effect

from 1 April 2022.
The fair

value of

the Portfolio

as of

30 June 2022

was USD
6.4
bn. A

pre-tax fair

value loss

of USD
264 m would
have been recognized in
Other comprehensive income

during the second quarter of 2022 if the Portfolio had not
been reclassified.